Treasury instruments (unpledged and pledged) and Treasury instruments (pledged) and assets held under agreements to sell (repledged) - Financial Assets Pledged as Collateral (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Treasury Instruments [Abstract]
Treasury instruments (non-current)	$ 319.9	$ 46.1